Commitments and Contingencies	6 Months Ended	12 Months Ended
	Apr. 01, 2012	Oct. 02, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 3 - Commitments and Contingencies

Leases

Pursuant to a lease amendment effective January 4, 2010, Optex Systems Holdings leases its office and manufacturing facilities under a non-cancellable operating lease expiring July 31, 2015, in addition to maintaining several non-cancellable operating leases for office and manufacturing equipment. Total expense under facility lease agreements as of the three and six months ended April 1, 2012 was $68 thousand and $140 thousand, respectively, and total expense for manufacturing and office equipment was $3 thousand and $7 thousand, respectively. Total expense under facility lease agreements as of the three and six months ended April 3, 2011 was $74 and $145 thousand, respectively, and total expense for manufacturing and office equipment was $11 and $20 thousand, respectively.

As of April 1, 2012, the remaining minimum lease payments under the non-cancelable operating leases for equipment, office and facility space are as follows:

Operating Leases (Thousands)
Fiscal Year
2012	$117
2013	232
2014	242
2015	201

Total minimum lease payments	$792

Pursuant to the terms of the amendment to the facilities lease, there was no base rent payment due from January 1, 2010 through July 31, 2010, and the total value of this rent abatement was $134 thousand. The value of this deferred rent expense is amortized monthly at a rate of $2 thousand per month over the life of the lease. The total unamortized deferred rent as of April 1, 2012 was $80 thousand as compared to $104 thousand as of April 3, 2011. Commencing on August 1, 2010, the base rent payment is $19 thousand per month.

Note 6 - Commitments and Contingencies

Leases

Pursuant to a lease amendment effective January 4, 2010, Optex Systems Holdings leases its office and manufacturing facilities under a non-cancellable operating lease expiring July 31, 2015 several non-cancellable operating leases for office and manufacturing equipment.   Total expenses under facility lease agreements for the fiscal year ended October 2, 2011 was $292 thousand.  Total expenses for manufacturing and office equipment for the year ended October 2, 2011 was $33 thousand.  Total expenses under facility lease agreements for the fiscal year ended October 3, 2010 was $257 thousand and total expenses for manufacturing and office equipment was $31 thousand.

At October 2, 2011, the remaining minimum lease payments under the non-cancelable operating leases for equipment, office and facility space were as follows:

Operating
Leases
(Thousands)
Fiscal Year
2012	$236
2013	232
2014	242
2015	201
2016	0
Total minimum lease payments	$911

Pursuant to the terms of the amendment to the facilities lease, there was no base rent payment due from January 1, 2010 through July 31, 2010, and the total value of this rent abatement is $134 thousand.  The value of the deferred rent expense will be amortized monthly at a rate of $2 thousand per month over the life of the lease.  The total unamortized deferred rent as of October 2, 2011 was $92 thousand.  Commencing on August 1, 2010, the base rent payment is $19 thousand per month.